Warrants - Schedule of Warrants Exercise Price (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number outstanding	12,436,301
Weighted average life (years)	2 years 3 months 26 days
Warrants One [Member]
Exercise price | $ / shares	$ 0.20
Number outstanding	225,000
Weighted average life (years)	11 months 1 day
Warrants maturity date	Dec. 01, 2021
Warrants Two [Member]
Exercise price | $ / shares	$ 0.20
Number outstanding	9,961,301
Weighted average life (years)	11 months 23 days
Warrants maturity date	Dec. 22, 2021
Warrants Three [Member]
Exercise price | $ / shares	$ 2.00
Number outstanding	100,000
Weighted average life (years)	1 year 3 months 29 days
Warrants maturity date	Apr. 29, 2022
Warrants Four [Member]
Exercise price | $ / shares	$ 0.10
Number outstanding	900,000
Weighted average life (years)	4 years 1 month 27 days
Warrants maturity date	Feb. 25, 2025
Warrants Five [Member]
Exercise price | $ / shares	$ 0.12
Number outstanding	1,250,000
Weighted average life (years)	4 years 2 months 19 days
Warrants maturity date	Mar. 20, 2025